Leases	12 Months Ended
Apr. 02, 2023
Leases [Abstract]
Leases	Leases
Right-of-use assets
The following table presents changes in the cost and the accumulated depreciation of the Company’s right-of-use assets:

	Retail stores	Manufacturing facilities	Other	Total
Cost	$	$	$	$
March 28, 2021	253.3	36.7	18.4	308.4
Additions	49.4	—	0.4	49.8
Lease modifications	0.5	—	(1.2)	(0.7)
Impact of foreign currency translation	(6.9)	—	(0.2)	(7.1)
April 3, 2022	296.3	36.7	17.4	350.4
Additions	82.8	8.2	39.6	130.6
Additions from business combinations (note 5)	1.5	—	1.8	3.3
Lease modifications	2.4	—	—	2.4
Derecognition on termination	(1.8)	—	(1.0)	(2.8)
Impact of foreign currency translation	15.5	—	0.6	16.1
April 2, 2023	396.7	44.9	58.4	500.0

	Retail stores	Manufacturing facilities	Other	Total
Accumulated depreciation	$	$	$	$
March 28, 2021	58.8	9.9	6.0	74.7
Depreciation	47.3	5.3	4.0	56.6
Impairment losses	6.1	—	—	6.1
Impact of foreign currency translation	(2.1)	—	(0.1)	(2.2)
April 3, 2022	110.1	15.2	9.9	135.2
Depreciation	55.5	5.4	7.2	68.1
Derecognition on termination	(1.2)	—	(1.0)	(2.2)
Impairment losses	0.8	—	—	0.8
Impact of foreign currency translation	5.9	—	0.4	6.3
April 2, 2023	171.1	20.6	16.5	208.2

Net book value
April 3, 2022	186.2	21.5	7.5	215.2
April 2, 2023	225.6	24.3	41.9	291.8
Impairment losses for the year ended April 2, 2023 and April 3, 2022 were booked within the DTC segment as part of SG&A expenses in the statements of income.
Lease liabilities
The following table presents the changes in the Company's lease liabilities:

	Retail stores	Manufacturing facilities	Other	Total
	$	$	$	$
March 28, 2021	211.0	29.9	13.9	254.8
Additions	48.4	—	0.4	48.8
Lease modifications	0.5	—	(1.2)	(0.7)
Principal payments	(37.5)	(5.1)	(4.3)	(46.9)
Impact of foreign currency translation	(5.2)	—	(0.1)	(5.3)
April 3, 2022	217.2	24.8	8.7	250.7
Additions	82.1	8.2	39.6	129.9
Additions from business combinations (note 5)	1.5	—	1.7	3.2
Lease modifications	2.4	—	—	2.4
Derecognition on termination	(0.7)	—	—	(0.7)
Principal payments	(54.5)	(5.3)	(2.4)	(62.2)
Impact of foreign currency translation	11.2	—	0.3	11.5
April 2, 2023	259.2	27.7	47.9	334.8
Lease liabilities are classified as current and non-current liabilities as follows:

	Retail stores	Manufacturing facilities	Other	Total
	$	$	$	$
Current lease liabilities	49.7	5.8	3.0	58.5
Non-current lease liabilities	167.5	19.0	5.7	192.2
April 3, 2022	217.2	24.8	8.7	250.7

Current lease liabilities	64.7	6.1	5.3	76.1
Non-current lease liabilities	194.5	21.6	42.6	258.7
April 2, 2023	259.2	27.7	47.9	334.8
Leases of low-value assets and short-term leases are not included in the calculation of lease liabilities. These lease expenses are recognized in cost of sales or SG&A expenses on a straight-line or other systematic basis.
In the year ended April 2, 2023, $23.5m (April 3, 2022 - $21.5m, March 28, 2021 - $19.5m) of lease payments were not included in the measurement of lease liabilities. The majority of this balance related to short-term leases and variable rent payments, net of rent concessions.